SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent event - Sentronics Metrology GmbH - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2025	Jan. 30, 2025
Subsequent Event [Line Items]
Total consideration cash		$ 60,000
Acquisition related costs	$ 917